Provisions for Product Warranty	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Provisions for Product Warranty	PROVISIONS FOR PRODUCT WARRANTY

	As of December 31,
	2022	2021
Provisions for product warranty	$8,050	$15,630

Current	$4,812	$6,480
Non-current	3,238	9,150
	$8,050	$15,630
Movements of provisions for product warranty for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the Year Ended December 31,
	2022	2021	2020
Balance as of January 1	$15,630	$17,562	$21,321
Additional provisions recognized in profit or loss	4,240	5,642	5,260
Unused provisions reversed in profit or loss	(4,449)	—	—
Provisions used	(5,884)	(7,811)	(10,200)
Exchange differences on translation	(1,487)	237	1,181
Balance as of December 31	$8,050	$15,630	$17,562
The Company provided warranty service for its customers. The warranty period for electric scooters was generally two years. The warranty was estimated based on actual claims incurred to date as well as the forecasted claims based on historical experience and an estimate of the working hours, material costs and hourly wage rates, depending on the types of electric scooters.